Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 18,117	€ 13,636	€ 11,632	[1]
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	1,041	183
Netherland [Member]
Disclosure of geographical areas [line items]
Revenue	4,483	303
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	9,560	10,143	8,919
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	€ 3,033	€ 3,007	€ 2,713

[1]	Please refer to Note 2C for functional and presentation currency.